As filed with the Securities and Exchange Commission on November 30, 2020

1933 Act Registration No. 033-70742

1940 Act Registration No. 811-08090

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 209

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 212

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

(Exact Name of Registrant as Specified in Charter)

Jayson R. Bronchetti, President

1300 South Clinton Street

Fort Wayne, Indiana 46802

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (260) 455-2000

Ronald A. Holinsky, Esquire

Lincoln Financial Group

150 N. Radnor-Chester Road

Radnor, PA 19087

(Name and Address of Agent for Service)

Copies of all communications to:

Robert A. Robertson, Esquire

Dechert, LLP

2010 Main Street, Suite 500

Irvine, CA 92614

It is proposed that this filing will become effective:

[   ] immediately upon filing pursuant to paragraph (b)

[X] on December 15, 2020, pursuant to paragraph (b)(1)

[   ] 60 days after filing pursuant to paragraph (a)(1)

[   ] on                              pursuant to paragraph (a)(1)

[   ] 75 days after filing pursuant to paragraph (a)(2)

[   ] on                              pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No.  209/212 to Registrant’s Registration Statement on Form N-1A (the “Amendment”) is being filed under Rule 485(b)(1)(iii) and incorporates by reference from Post-Effective Amendment Nos. 207/210: (i) the Prospectus of the LVIP Delaware Diversified Income Fund, LVIP Delaware High Yield Fund, LVIP Delaware Limited-Term Diversified Income Fund, LVIP Delaware REIT Fund, LVIP Delaware SMID Small Cap Core Fund, LVIP Delaware U.S. Growth Fund, and LVIP Delaware Value Fund; (ii) the Part B; and (iii) the Part C. This Amendment is being filed for the purpose of delaying the effectiveness of Post-Effective Amendment Nos. 207/210 until December  15, 2020.

SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 209 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Fort Wayne, and State of Indiana, on this 30th day of November, 2020.

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

By:	/s/ Jayson R. Bronchetti
Jayson R. Bronchetti
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities indicated on November 30, 2020.

	Signature	Title

	/s/ Ellen Cooper*	Chairman of the Board and Trustee
Ellen Cooper

By:	/s/ Jayson R. Bronchetti	President
	Jayson R. Bronchetti	(Principal Executive Officer)

By:	/s/ William P. Flory, Jr.	Chief Accounting Officer
	William P. Flory, Jr.	(Principal Accounting Officer and Principal Financial Officer)

	/s/ Steve A. Cobb*	Trustee
Steve A. Cobb

	/s/ Barbara L. Lamb*	Trustee
Barbara L. Lamb

	/s/ Gary D. Lemon*	Trustee
Gary D. Lemon

	/s/ Thomas A. Leonard*	Trustee
Thomas A. Leonard

	/s/ Charles I. Plosser*	Trustee
Charles I. Plosser

	/s/ Pamela L. Salaway*	Trustee
Pamela L. Salaway

	/s/ Brian W. Wixted*	Trustee
Brian W. Wixted

	/s/ Nancy B. Wolcott*	Trustee
Nancy B. Wolcott

By:	/s/ Jayson R. Bronchetti	Attorney-in-Fact
Jayson R. Bronchetti

* Pursuant to a Power of Attorney incorporated herein by reference to Post-Effective Amendment No. 196 (File No. 33-70742) filed on March 21, 2019.